Business Combination - Summary of Company's Shares of Common Stock (Detail) - Common Stock [Member]	Sep. 14, 2022 shares
Legacy Amprius [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock	65,777
PIPE investment [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock	2,052
Kensington [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock	16,340
Legacy Amprius , PIPE investment and Kensington
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock	84,169